Property, plant and equipment and Exploration and evaluation assets - Disclosure of Property Plant and Equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₨ 1,090,844
Unsuccessful exploration cost	27	$ 0	₨ 497
Ending balance	966,871	12,825	1,090,844
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,774,823	36,806	2,554,586
Effects of implementing IFRS 16	5,463	72
Additions	119,018	1,579	112,888
Transfers/Reclassifications	(1,580)	(21)	(12)
Disposals/Adjustments	(22,044)	(292)	(11,649)
Unsuccessful exploration cost	(27)	0	(497)
Acquisition through business combination	335	4	48,449
Foreign exchange	108,902	1,445	71,058
Ending balance	2,984,890	39,593	2,774,823
Gross carrying amount [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	122,465		661,278
Additions	6,887		5,526
Transfers/Reclassifications	(2,243)		(591,826)
Disposals/Adjustments	(476)
Unsuccessful exploration cost	(27)		(497)
Foreign exchange	9,460		47,984
Ending balance	136,066		122,465
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Effects of implementing IFRS 16	5,626
Additions	10,212
Transfers/Reclassifications	0
Disposals/Adjustments	(2,140)
Foreign exchange	452
Ending balance	14,150
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,656,019	21,966	1,506,685
Charge for the year	100,255	1,330	95,718
Transfers/Reclassifications			(12)
Disposals/Adjustments	(4,480)	(59)	(7,189)
Impairment (Charge/ (reversal))	146,821	1,947	(2,611)
Foreign exchange	101,482	1,346	63,428
Ending balance	2,000,097	26,530	1,656,019
Accumulated depreciation, amortisation and impairment [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	94,505		501,973
Transfers/Reclassifications			(443,876)
Impairment (Charge/ (reversal))	15,732
Foreign exchange	7,907		36,408
Ending balance	118,144		94,505
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Effects of implementing IFRS 16	6
Charge for the year	982
Disposals/Adjustments	(166)
Impairment (Charge/ (reversal))	215
Foreign exchange	19
Ending balance	1,056
Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,118,804		1,047,901
Ending balance	984,793	$ 13,063	1,118,804
Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member] | Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,960		159,305
Ending balance	17,922		27,960
Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	13,094
E & E assets (Mining properties) [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	217,672		190,865
Additions	14,915		11,473
Transfers/Reclassifications	6,930		20,729
Disposals/Adjustments	(1,265)		(531)
Foreign exchange	(4,899)		(4,864)
Ending balance	233,353		217,672
E & E assets (Mining properties) [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	150,674		137,771
Charge for the year	17,736		14,439
Transfers/Reclassifications			(2)
Foreign exchange	(1,932)		(1,534)
Ending balance	166,478		150,674
E & E assets (Mining properties) [member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	66,998		53,094
Ending balance	66,875		66,998
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	136,202		112,512
Additions	3,667		5,129
Transfers/Reclassifications	(590)		10,914
Disposals/Adjustments	(65)		(156)
Acquisition through business combination	192		8,910
Foreign exchange	(362)		(1,107)
Ending balance	139,044		136,202
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,944		25,534
Charge for the year	5,190		4,915
Transfers/Reclassifications			422
Disposals/Adjustments	(6)		(153)
Impairment (Charge/ (reversal))	167
Foreign exchange	(426)		(774)
Ending balance	34,869		29,944
Land and buildings [member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	106,258		86,978
Ending balance	104,175		106,258
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	846,964		777,490
Effects of implementing IFRS 16	(163)
Additions	19,983		18,764
Transfers/Reclassifications	8,558		29,661
Disposals/Adjustments	(7,578)		(9,300)
Acquisition through business combination	143		34,895
Foreign exchange	(3,660)		(4,546)
Ending balance	864,247		846,964
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	258,501		235,949
Effects of implementing IFRS 16	(6)
Charge for the year	34,816		32,811
Transfers/Reclassifications	(67)		(639)
Disposals/Adjustments	(4,057)		(6,624)
Impairment (Charge/ (reversal))	5,098
Foreign exchange	(2,405)		(2,996)
Ending balance	291,880		258,501
Plant and equipment [member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	588,463		541,541
Ending balance	572,367		588,463
Oil and Gas Properties[member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,305,790		646,790
Additions	32,968		32,684
Transfers/Reclassifications	2,243		591,826
Disposals/Adjustments	(132)		(136)
Foreign exchange	108,417		34,626
Ending balance	1,449,286		1,305,790
Oil and Gas Properties[member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,099,156		583,423
Charge for the year	39,889		42,595
Transfers/Reclassifications			443,876
Disposals/Adjustments			(125)
Impairment (Charge/ (reversal))	119,299		(2,611)
Foreign exchange	98,451		31,998
Ending balance	1,356,795		1,099,156
Oil and Gas Properties[member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	206,634		63,367
Ending balance	92,491		206,634
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,429		11,020
Additions	1,487		1,284
Transfers/Reclassifications	382		2,613
Disposals/Adjustments	(334)		(342)
Acquisition through business combination			76
Foreign exchange	(231)		(222)
Ending balance	15,733		14,429
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,623		6,849
Charge for the year	1,642		958
Transfers/Reclassifications	67		207
Disposals/Adjustments	(251)		(287)
Foreign exchange	(132)		(104)
Ending balance	8,949		7,623
Others [member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,806		4,171
Ending balance	6,784		6,806
Asset under Construction [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	131,301		154,631
Additions	28,899		38,028
Transfers/Reclassifications	(16,860)		(63,929)
Disposals/Adjustments	(10,054)		(1,184)
Acquisition through business combination			4,568
Foreign exchange	(275)		(813)
Ending balance	133,011		131,301
Asset under Construction [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,616		15,186
Impairment (Charge/ (reversal))	6,310
Foreign exchange			430
Ending balance	21,926		15,616
Asset under Construction [member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	115,685		139,445
Ending balance	111,085		115,685
Property Plant and Equipment Gross [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,652,358		1,893,308
Effects of implementing IFRS 16	5,463
Additions	112,131		107,362
Transfers/Reclassifications	663		591,814
Disposals/Adjustments	(21,568)		(11,649)
Acquisition through business combination	335		48,449
Foreign exchange	99,442		23,074
Ending balance	2,848,824		2,652,358
Property Plant and Equipment Gross [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,561,514		1,004,712
Charge for the year	100,255		95,718
Transfers/Reclassifications			443,864
Disposals/Adjustments	(4,480)		(7,189)
Impairment (Charge/ (reversal))	131,089		(2,611)
Foreign exchange	93,575		27,020
Ending balance	1,881,953		1,561,514
Property Plant and Equipment Gross [member] | Net book value of property plant and equipment after Asset Under Construction Including Capital Advance [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,090,844		888,596
Ending balance	₨ 966,871		₨ 1,090,844